Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories	INVENTORIES

(in millions)	2017	2016
Materials and supplies	$238	$244
Gas and fuel in storage	97	98
Coal inventory	32	30
	$367	$372